UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.



                                  SMITH BARNEY
                                   MUNI FUNDS
                                FLORIDA PORTFOLIO

                 CLASSIC SERIES | ANNUAL REPORT | MARCH 31, 2004

                                   LOGO: SBMF
                            SMITH BARNEY MUTUAL FUNDS

                 Your Serious Money. Professionally Managed.(R)

  YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(R)IS A REGISTERED SERVICE MARK OF
                         CITIGROUP GLOBAL MARKETS INC.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN ................................................    1

MANAGER OVERVIEW ........................................................    3

FUND PERFORMANCE ........................................................    8

HISTORICAL PERFORMANCE ..................................................    9

SCHEDULE OF INVESTMENTS .................................................   10

STATEMENT OF ASSETS AND LIABILITIES .....................................   19

STATEMENT OF OPERATIONS .................................................   20

STATEMENTS OF CHANGES IN NET ASSETS .....................................   21

NOTES TO FINANCIAL STATEMENTS ...........................................   22

FINANCIAL HIGHLIGHTS ....................................................   30

INDEPENDENT AUDITORS' REPORT ............................................   33

ADDITIONAL INFORMATION ..................................................   34

TAX INFORMATION .........................................................   38

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Photo of: R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy's quarterly pace of growth picked up considerably during the year ending March 31, 2004.i Stronger-than-expected economic growth exacerbated bond investors' concerns that inflation might pick up and lead to rising interest rates sooner than previously anticipated, which caused bond prices to decline over the summer. However, as the period advanced, many of these concerns were tempered somewhat by tepid employment results and comments from the Fed, which maintained its interest rate targets at four-decade lows. Municipal bonds returned 5.86% over the past year, as measured by the Lehman Brothers Municipal Bond Index.ii

As discussed in the Manager Overview, Florida's revenue base has continued to perform well versus many other states, and U.S. job growth for March significantly exceeded estimates.iii Given that the fund's manager had anticipated that the economies on a national and state level could begin to pick up, the manager maintained a defensive posture in managing the portfolio's exposure to inflation and interest rate risk. Although this strategy detracted from the fund's performance during times when bond prices rose, it diminished the negative impact on the portfolio when bond prices declined.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and


                  1 SMITH BARNEY MUNI FUNDS | 2004 Annual Report shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 12, 2004

                  2 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW
--------------------------------------------------------------------------------

Photo of: PETER M. COFFEY
PETER M. COFFEY
Vice President and
Investment Officer

SPECIAL SHAREHOLDER NOTICE

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. The current expenses, management fees, and sales charges have not changed.

PERFORMANCE REVIEW

For the 12 months ended March 31, 2004, Class A shares of the Smith Barney Muni Funds -- Florida Portfolio, excluding sales charges, returned 3.69%. In comparison, the broad-based Lehman Brothers Municipal Bond Index returned 5.86% for the same period and its Florida municipal bond component subindex returned 5.74% for the same period.iv The fund's Lipper Florida municipal debt funds category average, returned 4.62% during the same time frame.1

Given our concerns early in the period that U.S. economic growth could pick up and interest rates could potentially rise sooner than anticipated, we structured the fund defensively to help mitigate the effects of a possible rise in interest rates. Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in U.S. Treasury futures.v Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce the impact on the fund during times when bond prices declined, particularly early in the summer and after the reporting period ended. The fund's performance benefited from its exposure to hospitals issues, toll road and airport special facilities for airline issues in the transportation sector, while airport terminal issues in the transportation sector detracted from its performance.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

BOND MARKET REVIEW

In order to help boost a relatively sluggish economy, early last year the Fed reduced its target for the federal funds rate,vi which dropped to four-decade lows in June. However, the prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected economic growth data for the second

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended March 31, 2004, calculated among the 62 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                  3 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                              AS OF MARCH 31, 2004
                            (EXCLUDING SALES CHARGES)

                                            6 MONTHS        12 MONTHS
   Class A Shares                             1.71%           3.69%
   Lehman Brothers Municipal Bond Index       3.12%           5.86%
   Lipper Florida Municipal Debt Funds
      Category Average                        2.59%           4.62%


THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 1.45% AND CLASS L SHARES RETURNED 1.40% OVER THE SIX MONTHS ENDED MARCH 31, 2004. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 3.19% AND CLASS L SHARES RETURNED 3.12% OVER THE 12 MONTHS ENDED MARCH 31, 2004.

Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended March 31, 2004, calculated among the 62 funds for the six-month period and among the 62 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
--------------------------------------------------------------------------------


calendar quarter generated concerns that inflation could become more pronounced and interest rates rise, (bond prices move inversely to the direction of interest rate movements). During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds. As the summer came to a close, the broader bond markets stabilized in response to the Fed's concerns about the lack of growth in employment and lingering disinflation.

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")vii over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq.

                 4 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

Furthermore, many investors felt that the Fed appeared to be in a holding pattern from adjusting its rate targets.

INVESTORS QUESTION THE FED'S PATIENCE

Bond investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."viii However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of fourth calendar-quarter 2003 GDP annual growth released during the period registered at 4.1%.vii This rate was below third-quarter 2003 results but exceeded levels early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth. On a state level, revenues have continued to rise amid the improvement in the national economy. Despite the momentum behind the U.S. economy, over the first calendar quarter of this year, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment dataiii released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,iii marking the largest number since April 2000.ix This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

THE ECONOMIC STATE OF FLORIDAX

In contrast to trends of many other states, Florida's revenue base, which is led by the sales tax, has continued to perform well. The state recently estimated that fiscal year end 2004 will have a $2.2 billion general revenue and working capital reserve, which is in addition to the State's fully funded $966.4 million budget stabilization fund. These reserves are the highest in actual dollar amounts and on a percentage basis for all the states. Standard & Poor's recent rating on the state's bond obligations was AA+ with a stable outlook.

EMPHASIS ON REVENUE BONDS

The fund held only a modest percentage of general obligation ("GO") bonds backed by the state of Florida during the past year. The fund continued to

                 5 SMITH BARNEY MUNI FUNDS | 2004 Annual Report concentrate most of its assets in higher-yielding revenue bonds, which are backed by revenue streams of specific public works. The portfolio's heaviest revenue bond exposure in terms of industry sectors was hospitals, education, utilities, miscellaneous, and water & sewer. Over the period, the hospitals sector in particular was among the leading performers returning 7.80%, while housing was the worst performer returning 4.36%.xi The fund had more exposure to these sectors not because we targeted specific industries but, rather, because we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis when we invested in them.

WHY HIGHER-COUPON CALLABLE BONDS?

In rising-rate environments, the prices of shorter-term fixed-income obligations have typically held up better than those on longer-term bonds. Rather than commit a substantial portion of the fund's assets to low-yielding, short-term instruments, the fund maintained an emphasis on longer-term, premium-priced higher-coupon callable bonds for their favorable income streams and the reduced market-sensitivity provided by their above-market level coupons and shorter effective maturities. The fund also continued to hold a short position in U.S. Treasury bond futures to help hedge the portfolio against interest rate risk. As of the period's close, the fund's average maturity was approximately 17.75 years, while its average life call-adjusted effective maturity, which is adjusted to account for the shorter call dates on our premium bonds (rather than the longer final maturity dates on these callable issues), was 8.36 years.xii While no one can say for sure where interest rates will head, given the recent economic picture, at the end of the period we continued to maintain a defensive posture with regard to interest rate risk.

Thank you for your investment in the Smith Barney Muni Funds -- Florida Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Peter M. Coffey

Peter M. Coffey
Vice President and Investment Officer

April 12, 2004

                 6 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 10 through 16 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Hospital (25.2%); Miscellaneous (12.5%); Utilities (11.0%); Education (10.3%); Water & Sewer (7.3%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind that the fund's investments are subject to interest rate and credit risks. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund's losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i Source: Based upon gross domestic product data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

iii Based upon data released on April 1, 2004 from the U.S. Department of Labor.

iv Source: Lehman Brothers. This subindex is a broad measure of the market for Florida municipal bonds with maturities of at least one year.

v Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

vi The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

vii Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.

viii Source: Federal Reserve (January 28, 2004).

ix   Source: Lehman Brothers.

x    Source: Standard & Poor's (Public Finance Report Card, April 2004).

xi Based upon the performance of subindices of the Lehman Brothers Municipal Bond Index reflective of the performance of municipal bonds in each respective sector category over 12-month reporting period.

xii There are no assurances that callable bonds will be called/redeemed on their call dates prior to maturity.


                 7 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)
--------------------------------------------------------------------------------

                                                    WITHOUT SALES CHARGES(1)
                                                  ------------------------------
                                                  CLASS A    CLASS B     CLASS L
================================================================================
Twelve Months Ended 3/31/04                        3.69%      3.19%       3.12%
--------------------------------------------------------------------------------
Five Years Ended 3/31/04                           4.54       4.01        3.95
--------------------------------------------------------------------------------
Ten Years Ended 3/31/04                            6.01        N/A        5.39
--------------------------------------------------------------------------------
Inception* through 3/31/04                         6.57       6.32        5.35
================================================================================

                                                       WITH SALES CHARGES(2)
                                                  ------------------------------
                                                     CLASS A CLASS B CLASS L
================================================================================
Twelve Months Ended 3/31/04                       (0.48)%    (1.24)%      2.13%
--------------------------------------------------------------------------------
Five Years Ended 3/31/04                           3.69       3.84        3.95
--------------------------------------------------------------------------------
Ten Years Ended 3/31/04                            5.58        N/A        5.39
--------------------------------------------------------------------------------
Inception* through 3/31/04                         6.23       6.32        5.35
================================================================================

--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS+ (UNAUDITED)
--------------------------------------------------------------------------------

                                                      WITHOUT SALES CHARGES(1)
================================================================================
Class A (3/31/94 through 3/31/04)                             79.20%
================================================================================
Class B (Inception* through 3/31/04)                          77.54
================================================================================
Class L (3/31/94 through 3/31/04)                             69.07
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class L shares is no longer imposed effective February 2, 2004.

* Inception dates for Class A, B and L shares are April 2, 1991, November 16, 1994 and January 5, 1993, respectively.

+ All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 8 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

                 VALUE OF $10,000 INVESTED IN CLASS A SHARES OF
                            THE FLORIDA PORTFOLIO VS.
                    LEHMAN BROTHERS MUNICIPAL BOND INDEX AND
                  LIPPER FLORIDA MUNICIPAL DEBT FUNDS AVERAGE+

--------------------------------------------------------------------------------
                            March 1994 -- March 2004

LINE CHART:
        LIPPER FLORIDA MUNICIPAL  LEHMAN BROTHERS MUNICIPAL  FLORIDA PORTFOLIO -
        DEBT FUNDS AVERAGE        BOND INDEX                 CLASS A SHARES
 3/94   10000                     10000                      9603
 3/95   10695                     10744                      10253
 3/96   11489                     11645                      11139
 3/97   12038                     12278                      11746
 3/98   13269                     13594                      13056
 3/99   13922                     14437                      13782
 3/00   13605                     14424                      13471
 3/01   14931                     16000                      14930
 3/02   15399                     16612                      15401
 3/03   16685                     18253                      16596
 3/04   17456                     19323                      17209


+ Hypothetical illustration of $10,000 invested in Class A shares on March 31,
  1994, assuming deduction of the 4.00% maximum initial sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through November 6, 1994, and thereafter at net asset value) and capital gains, if any, at net asset value through March 31, 2004. The Lehman Brothers Municipal Bond Index is a broad-based, total return index comprised of investment-grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1984. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Florida Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (62 funds as of March 31, 2004). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                 9 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                                         MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
COGENERATION FACILITIES -- 0.7%

$ 1,500,000   BBB-  Martin County IDA, Indiantown, (Cogeneration Project),
                     7.875% due 12/15/25 (b)                                       $ 1,546,815
----------------------------------------------------------------------------------------------
EDUCATION -- 10.5%

 3,000,000    NR    Capital Projects Finance Authority, Student Housing Revenue,
                     Cafra Capital Corp., (Capital Projects Loan Program),
                     Series A, 7.850% due 8/15/31                                    3,009,390
 1,895,000    Aaa*  Collier County School Board COP, FSA-Insured,
                     5.375% due 2/15/20                                              2,090,678
 3,000,000    AAA   Florida State Board of Education Cap Outlay, Public Education,
                     Series B, FGIC-Insured, 5.000% due 6/1/19 3,223,170 Florida
                    State Board of Education Lottery Revenue:
 4,000,000    AAA    Series B, 5.250% due 7/1/15                                     4,477,840
 5,000,000    AAA    Series C, 5.000% due 7/1/16                                     5,427,600
 2,790,000    A     Virgin Islands University Refunding & Improvement, Series A,
                     ACA-Insured, 6.250% due 12/1/29 (c)                             3,054,046
 2,875,000    Baa3* Volusia County Educational Facilities Authority Revenue,
                     Embry-Riddle Aeronautical University, Series A,
                     6.125% due 10/15/16 (c)                                         3,081,856
----------------------------------------------------------------------------------------------
                                                                                    24,364,580
----------------------------------------------------------------------------------------------
FINANCE -- 0.4%

 1,000,000    NR    Virgin Islands Public Finance Authority Revenue, Series E,
                     5.750% due 10/1/13                                              1,036,200
----------------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 2.7%

 3,220,000    AA+   Florida State Board of Education GO, Public Education,
                     Series C, 5.250% due 6/1/19                                     3,539,778
 2,000,000    AAA   Puerto Rico Commonwealth GO, XLCA-Insured, 9.032% due 7/1/17     2,670,240
----------------------------------------------------------------------------------------------
                                                                                     6,210,018
----------------------------------------------------------------------------------------------
GOVERNMENT FACILITIES -- 1.6%

   750,000    AAA   Florida State Department of Corrections COP, Okeechobee
                     Correctional, AMBAC-Insured, 6.250% due 3/1/15                    798,127
 2,210,000    AAA   Lee County Justice Center Complex Inc., Improvement Revenue,
                     Series A, MBIA-Insured, 11.125% due 1/1/11 (d)(e)               2,946,372
----------------------------------------------------------------------------------------------
                                                                                     3,744,499
----------------------------------------------------------------------------------------------
HOSPITAL -- 25.7%

 1,190,000    Aaa*  Bay County Hospital Revenue, (Bay Medical Center Project),
                     (Call 10/1/04 @ 102), 8.000% due 10/1/12 (f)                    1,236,148
   860,000    AAA   Bradford County Health Facilities Authority Revenue, (Santa Fe
                     Health Care Facilities Project), 6.050% due 11/15/16 (d)        1,036,266
   600,000    AAA   Cape Coral Health Facilities Authority, Hospital Revenue,
                     (Cape Coral Medical Center Project), 8.125% due 11/1/08 (d)       694,362
   640,000    Aaa*  Collier County Health Facilities Authority Revenue,
                     11.000% due 12/1/10 (d)                                           843,750


                       See Notes to Financial Statements.

                 10 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                                             MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
HOSPITAL            -- 25.7% (CONTINUED) Dade County IDR:

$3,030,000    NR    Miami Cerebral Palsy Services Project, 8.000% due 6/1/22       $ 3,109,780
 2,355,000    AAA   Susanna Wesley Health Center, Series A, FHA-Insured,
                     6.625% due 7/1/30                                               2,428,099
   995,000    AAA   Dunedin Health Facilities Authority Revenue, Mease Hospital
                     Inc., 7.600% due 10/1/08 (d)                                    1,132,519
 2,000,000    Aaa*  Escambia County Health Facilities Authority Revenue, Florida
                     Health Care Facility Loan, VHA Program, AMBAC-Insured,
                     5.950% due 7/1/20                                               2,111,080
 3,000,000    A     Highlands County Health Facilities Authority Revenue,
                     Hospital-Adventis, (Sunbelt-Inc. Project), Series A,
                     6.000% due 11/15/31                                             3,206,430
 1,775,000    NR    Homestead IDR, Community Rehabilitation Providers Program,
                     Series A, 7.950% due 11/1/18                                    1,812,879
 3,000,000    AA    Jacksonville Economic Development Health Care Facilities Revenue,
                     Mayo Clinic Jacksonville, Series A, 5.500% due 11/15/36         3,170,370
 2,490,000    NR    Lee Memorial Health System Board of Directors, Florida Hospital
                     Revenue, FSA-Insured, 9.985% due 4/1/10 (g)                     3,340,684
    45,000    AAA   Martin Memorial Hospital Association Inc., Stuart Revenue,
                     8.000% due 10/1/08 (d)                                             51,648
 1,000,000    BB    Miami Beach Health Facilities Authority Hospital Revenue,
                     (Mt. Sinai Medical Center Project), Series A, 6.800%
                     due 11/15/31 (c)                                                1,011,580
                    Orange County Florida Health Facilities Authority Revenue Bonds:
 3,000,000    A      Adventist Health Systems, 6.500% due 11/15/30 (c)               3,295,200
 2,000,000    NR     First Mortgage Healthcare Facilities, 9.000% due 7/1/31 (c)     2,052,380
                     Orlando Regional Healthcare System:
 2,000,000    A2*      5.750% due 12/1/32 (c)                                        2,095,600
 1,000,000    A2*      Series E, 6.000% due 10/1/26 (c)                              1,049,220
 3,550,000    AAA   Orange County Health Facility Authority Revenue, Southern
                     Adventist Hospital, 8.750% due 10/1/09 (c)(d)                   4,248,285
 2,990,000    AAA   Palm Beach County Health Facilities Authority Revenue, (John F.
                     Kennedy Memorial Hospital Inc. Project), Series C,
                     9.500% due 8/1/13 (c)(d)                                        3,992,607
 2,000,000    A1*   Pinellas County Health Facilities Authority Revenue,
                     Baycare Health System, 5.500% due 11/15/33                      2,084,240
                    Sarasota County Public Hospital Board Revenue, Sarasota
                     Memorial Hospital, Series B, MBIA-Insured:
 5,000,000    AAA      5.250% due 7/1/24 (c)                                         5,508,450
 3,485,000    AAA      5.500% due 7/1/28 (c)                                         3,967,846
 2,000,000    A2*   South Lake County Hospital District Revenue, South Lake Hospital
                     Inc., Orlando Regional Healthcare, 6.000% due 10/1/22 (c)       2,097,240
                    West Orange Healthcare District Revenue, Series A:
 2,000,000    A-     5.650% due 2/1/22 (c)                                           2,063,560
 2,000,000    A-     5.800% due 2/1/31 (c)                                           2,047,760
----------------------------------------------------------------------------------------------
                                                                                    59,687,983
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                 11 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                                             MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
HOUSING: MULTI-FAMILY -- 6.8%

$  350,000    AAA   Clearwater MFH Revenue, (Drew Gardens Project), Series A,
                     FHA-Insured, 6.500% due 10/1/25                                $  352,720
                    Florida HFA:
 1,085,000    AAA    Antigue Club Apartments, Series A-1, AMBAC-Insured,
                       6.750% due 8/1/14                                             1,125,590
 2,900,000    BBB+   Sr. Lien, Series I-1, 6.625% due 7/1/28 (b)                     2,862,764
 2,400,000    A      Sunset Place, Series K-1, 6.000% due 10/1/19                    2,501,208
 1,000,000    BBB    The Vineyards Project, Series H, 6.500% due 11/1/25             1,028,400
                    Florida Housing Finance Corporate Revenue:
 1,500,000    Aaa*   Augustine Club Apartment, Series D, MBIA-Insured,
                       5.750% due 10/1/30                                            1,600,005
   980,000    Ba2*   Series D-2, 8.250% due 10/1/30                                    940,251
 1,485,000    AAA   Lee County HFA, MFH Revenue, (Brittany Phase II Project),
                     Series A, FNMA-Collateralized, 6.100% due 12/1/32               1,587,168
 1,000,000    AAA   Oceanside Housing Development Corp., MFH Mortgage Revenue,
                     FHA-Insured, 6.875% due 2/1/20 (c)                              1,001,740
 2,065,000    Aaa*  Orange County HFA, MFH Revenue, RHA/Affordable Housing III,
                     Series A, MBIA-Insured, 6.200% due 7/1/20 (c)                   2,247,401
   500,000    A     Pasco County HFA, Multi-Family Revenue, (Pasco Woods
                     Apartments Project), Series A, 5.700% due 8/1/19 (b)              522,035
----------------------------------------------------------------------------------------------
                                                                                    15,769,282
----------------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY -- 1.7%
   855,000    Aaa*  Brevard County HFA, Single-Family Mortgage Revenue,
                     GNMA/FNMA-Collateralized, 6.400% due 9/1/23 (b) 879,846
                    Dade County HFA, Series A, GNMA/FNMA-Collateralized:
   485,000    Aaa*   Home Ownership Mortgage Revenue, 6.375% due 4/1/33 (b)            503,852
   995,000    AAA    Single-Family Mortgage Revenue, 6.700% due 4/1/28 (b)           1,027,527
   155,000    Aaa*  Duval County HFA, Single-Family Mortgage Revenue,
                     GNMA-Collateralized, 6.700% due 10/1/26 (b)                       159,007
   410,000    AAA   Florida HFA, Single-Family Mortgage, Series B,
                     GNMA/FNMA-Collateralized, 6.650% due 7/1/26 (b)                   419,315
   145,000    AAA   Leon County HFA, Single-Family Mortgage Revenue, Multi-County
                     Program, Series B, GNMA/FHLMC-Collateralized,
                     7.300% due 1/1/28 (b)                                             151,460
   610,000    Aaa*  Pinnellas County HFA, Single-Family Mortgage Revenue,
                     GNMA/FNMA-Collateralized, 6.550% due 8/1/27 (b)                   624,469
   285,000    AAA   Virgin Islands HFA, Single-Family Mortgage Revenue, Series A,
                     GNMA-Collateralized, 6.500% due 3/1/25 (b)                        293,302
----------------------------------------------------------------------------------------------
                                                                                     4,058,778
----------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 2.3%

 4,000,000    NR    Hillsborough County IDA, Exempt Facility Revenue, National
                     Gypsum, Series A, 7.125% due 4/1/30 (b)                         4,175,880


                       See Notes to Financial Statements.

                 12 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                                             MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
INDUSTRIAL DEVELOPMENT -- 2.3% (CONTINUED)

$1,000,000    NR    Orlando Florida Urban Community Development District,
                     Series A, 6.950% due 5/1/33 (c)                               $ 1,058,650
----------------------------------------------------------------------------------------------
                                                                                     5,234,530
----------------------------------------------------------------------------------------------
MISCELLANEOUS -- 12.7%

 3,730,000    NR    Bonita Springs Vasari Capital Improvement, Series A,
                     6.950% due 5/1/32                                               3,975,956
 2,000,000    NR    Bonnet Creek Resort Community Development District,
                     Florida Special Assessment, 7.375% due 5/1/34                   2,112,780
                    Capital Region Community Development District Revenue,
                     Capital Improvement, Series A-2:
   980,000    NR       6.850% due 5/1/31                                             1,051,373
   990,000    NR       6.700% due 5/1/32                                             1,042,836
 1,995,000    NR    Century Parc Community Development District, Florida Special
                     Assessment, 7.000% due 11/1/31                                  2,094,391
   550,000    AAA   Escambia County, Capital Improvement Revenue, MBIA-Insured,
                     11.000% due 1/1/07 (d)                                            637,533
   235,000    AAA   Fort Myers Improvement Revenue, AMBAC-Insured,
                     10.375% due 10/1/13 (d)                                           323,435
                    Lee County Capital Bonds, MBIA-Insured:
   400,000    AAA    9.500% due 10/1/05 (d)                                            430,508
    70,000    AAA    7.400% due 10/1/09 (d)                                             81,284
 3,615,000    NR    Mediterra North Community Development District, Capital
                     Improvement Revenue, 6.800% due 5/1/31 (c)                      3,809,487
  1,200,000   AAA   North Springs Improvement District, MBIA-Insured,
                     7.000% due 10/1/09 (c)                                          1,474,668
    463,000   AAA   Osceola County IDA Revenue, (Community Provider Pooled
                     Loan Program), Series A, FSA-Insured, 7.750% due 7/1/10 (c)       465,046
 2,490,000    NR    Panther Trace Florida Community Development District, Special
                     Assessment, Series A, 7.250% due 5/1/33                         2,672,417
 2,500,000    AAA   Port Palm Beach District Revenue, Capital Appreciation, Series A,
                     MBIA-Insured, zero coupon due 9/1/21                              952,675
 1,200,000    BBB+  Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06    1,299,660
 1,000,000    NR    Renaissance Community Development District, Florida Capital
                     Improvement Revenue, Series A, 7.000% due 5/1/33                1,065,160
 2,455,000    NR    Reunion East Community Development District, Florida Special
                     Assessment, Series A, 7.375% due 5/1/33                         2,647,644
    40,000    AAA   Tallahassee Capital Improvement Revenue, AMBAC-Insured,
                     9.250% due 11/15/07 (d)                                            46,176
 2,000,000    A     Virgin Islands Public Finance Authority Revenue, Series A,
                     ACA-Insured, 5.500% due 10/1/18 (c)                             2,144,000
 1,130,000    NR    Waterchase Community Development District, Capital Improvement
                     Revenue, 6.700% due 5/1/32                                      1,196,252
----------------------------------------------------------------------------------------------
                                                                                    29,523,281
----------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

                 13 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                                             MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
POLLUTION CONTROL -- 2.7%

$3,500,000    BBB   Escambia County PCR, (Champion International Corp. Project),
                     6.900% due 8/1/22 (b)                                         $ 3,616,690
                    Putnam County Development Authority PCR:
 1,390,000    BB+    Georgia Pacific Corp. 1984, 7.000% due 12/1/05                  1,406,875
 1,300,000    Aa3*   Florida Power & Lighting Corp. Project, 1.100% due 9/1/24 (g)   1,300,000
----------------------------------------------------------------------------------------------
                                                                                     6,323,565
----------------------------------------------------------------------------------------------
PUBLIC FACILITIES -- 2.5%

    80,000    AAA   Dade County Special Obligation, (Miami Beach Convention
                     Center Project), FGIC-Insured, 8.625% due 12/1/07 (d)              91,660
                    Florida Municipal Loan Council Revenue, MBIA-Insured:
 1,625,000    AAA    5.250% due 11/1/18                                              1,811,518
 1,805,000    AAA    Series C, 5.250% due 11/1/20                                    1,977,414
                    Tampa Sports Authority Revenue, (Tampa Bay Arena Project),
                     MBIA-Insured:
   500,000    AAA      6.050% due 10/1/20                                              613,980
 1,000,000    AAA      6.100% due 10/1/26                                            1,236,240
----------------------------------------------------------------------------------------------
                                                                                     5,730,812
----------------------------------------------------------------------------------------------
TAX ALLOCATION -- 4.0%

    15,000    AAA   Lauderhill Florida Sales Tax Revenue, AMBAC-Insured,
                     9.500% due 10/1/04 (d)                                             15,620
 1,000,000    A-    Miami Beach Redevelopment Agency Tax Increment Revenue, City
                     Center-Historic Convention, Series B, 6.350% due 12/1/22 (c)    1,071,600
 1,000,000    AAA   Orlando Florida Community Redevelopment Agency, Tax Increment
                     Revenue, AMBAC-Insured, 5.125% due 4/1/21 (c)                   1,069,930
 1,505,000    NR    Rivercrest Community Development District, Special Assessment
                     Revenue, 7.000% due 5/1/32                                      1,597,422
 1,000,000    NR    Sumter Landing Community Development District, Florida Special
                     Assessment Revenue, 6.875% due 5/1/23                           1,047,660
                    Tampa Florida Utility and Tax & Special Revenue, Series A,
                     AMBAC-Insured:
 2,990,000    AAA      5.250% due 10/1/19 (c)                                        3,296,296
 1,000,000    AAA      5.250% due 10/1/21                                            1,088,080
----------------------------------------------------------------------------------------------
                                                                                     9,186,608
----------------------------------------------------------------------------------------------
TOBACCO -- 1.3%

 2,435,000    AAA   Tampa Guaranteed Entitlement Revenue, MBIA-Insured,
                     9.750% due 10/1/08 (c)(d)                                       2,912,236
----------------------------------------------------------------------------------------------
TRANSPORTATION -- 5.7%

 2,000,000    NR    Capital Travel Agency Revenue, Seminole Tribe Convention,
                     Series A, 8.950% due 10/1/33                                    2,344,820
 1,050,000    AAA   Florida State Broward County, 10.000% due 7/1/14 (d)             1,536,475


                       See Notes to Financial Statements.

                 14 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                                             MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
TRANSPORTATION -- 5.7% (CONTINUED)

$  500,000    CCC   Hillsborough County Aviation Authority Revenue, Special Purpose,
                     (Delta Airlines Project), 6.800% due 1/1/24                    $  368,965
                    Lee County Southwest Regional Airport Revenue, MBIA-Insured:
 1,145,000    AAA    8.625% due 10/1/09 (d)                                          1,367,004
 1,165,000    AAA    9.625% due 10/1/09 (d)                                          1,428,838
 1,000,000    Aaa*  Polk County Transportation Improvement Revenue, FSA-Insured,
                     5.250% due 12/1/22                                              1,069,750
                    Sanford Airport Authority IDR, (Central Florida Terminals
                     Inc. Project):
                     Series A:
 1,000,000    NR       7.500% due 5/1/15 (b)                                           768,940
 2,000,000    NR       7.750% due 5/1/21 (b)                                         1,496,220
   645,000    NR     Series C, 7.500% due 5/1/21 (b)                                   482,473
                    Santa Rosa Bay Bridge Authority Revenue:
 1,085,000    B1*    6.250% due 7/1/28                                                 904,293
 5,000,000    B1*    Capital Appreciation, zero coupon due 7/1/17                    1,111,100
   250,000    AAA   West Palm Beach IDR, AMBAC-Insured, 11.375% due 6/1/11 (d)         334,643
----------------------------------------------------------------------------------------------
                                                                                    13,213,521
----------------------------------------------------------------------------------------------
UTILITIES -- 11.2%

 3,000,000    AAA   Escambia County Utility System Authority, Revenue Bonds,
                     Series B, FGIC-Insured, 6.250% due 1/1/15                       3,690,660
 2,025,000    AAA   Gainesville Utilities System Revenue, 8.125% due 10/1/14 (d)     2,550,488
 1,350,000    AAA   Guam Power Authority Revenue, Series A, (Call 10/1/04 @ 102),
                     6.750% due 10/1/24 (f)                                          1,415,312
 1,285,000    AAA   Hillsborough County Utility Revenue, MBIA-Insured,
                     9.875% due 12/1/11 (d)                                          1,650,968
   285,000    AAA   Key West Utility Board Electric Revenue, AMBAC-Insured,
                     9.750% due 10/1/13 (d)                                            382,302
 1,500,000    AAA   Marco Island Utilities System Revenue, MBIA-Insured,
                     5.000% due 10/1/33                                              1,564,470
 2,500,000    Aa1*  Orlando Florida Utilities Community Water & Electricity Revenue,
                     5.250% due 10/1/19 (c)                                          2,732,675
 2,025,000    Aaa*  Polk County Utilities System Revenue, FGIC-Insured,
                     5.000% due 10/1/24                                              2,129,652
 3,000,000    AAA   Puerto Rico Electric Power Authority Revenue, MBIA-Insured,
                     5.375% due 7/1/19                                               3,360,150
                    Sunrise Utility System Revenue Refunding, AMBAC-Insured:
 3,000,000    AAA    5.200% due 10/1/22 (c)                                          3,275,340
 2,000,000    AAA    5.000% due 10/1/28 (c)                                          2,116,540
 1,000,000    AAA   Village Center Community Development, Utility Revenue Bonds,
                     MBIA-Insured, 5.250% due 10/1/23                                1,073,410
----------------------------------------------------------------------------------------------
                                                                                    25,941,967
----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                 15 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                                             MARCH 31, 2004
----------------------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                                    VALUE
==============================================================================================
WATER AND SEWER -- 7.5%

$  130,000    AAA   Collier County Water Revenue, AMBAC-Insured,
                     8.875% due 5/1/12 (d)                                         $   164,910
   640,000    AAA   Miramar Wastewater Improvement Authority, FGIC-Insured,
                     (Call 10/1/04 @ 101), 6.750% due 10/1/16 (c)(f)                   664,595
   670,000    AAA   Palm Beach County Solid Waste Authority Revenue, MBIA-Insured,
                     10.000% due 12/1/04 (d)(e)                                        709,282
 2,320,000    NR    Port St. Lucia Special Assessment Revenue, South Lennard,
                     Series A, 7.125% due 9/1/21                                     2,408,020
 1,300,000    AAA   Puerto Rico Commonwealth Aqueduct & Sewer Authority
                     Revenue, 10.250% due 7/1/09 (d)                                 1,614,483
   285,000    AAA   Tamarac Water & Sewer Utility Revenue, AMBAC-Insured,
                     9.250% due 10/1/10 (d)                                            347,577
 2,450,000    AAA   Tampa Water & Sewer System Revenue Refunding,
                     6.900% due 10/1/16 (c)(d)                                       3,047,874
                    Tohopekaliga Water Utility Authority Revenue, Series A,
                     FSA-Insured:
 2,000,000    AAA      5.000% due 10/2/23 (c)                                        2,112,920
 2,000,000    AAA      5.000% due 10/2/28 (c)                                        2,092,260
 3,085,000    AAA   West Coast Regional Water Supply Authority, Capital Improvement
                     Revenue, AMBAC-Insured, (Call 10/1/10 @ 100),
                     10.400% due 10/1/13 (c)(f)                                      4,176,690
----------------------------------------------------------------------------------------------
                                                                                    17,338,611
----------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100.0%
                    (Cost-- $220,136,045**)                                       $231,823,286
==============================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.

(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(c)  All or a portion of this security is segregated for open futures contracts.

(d) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e) All or a portion of this security is held as collateral for open futures contracts.

(f) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g) Residual interest bonds -- coupon varies inversely with level of short-term tax-exempt interest rates.

**   Aggregate cost for Federal income tax purposes is $220,207,070.

    See pages 17 and 18 for definitions of ratings and certain abbreviations.

                       See Notes to Financial Statements.

                 16 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
BOND RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's")-- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        --  Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.

AA         --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A          --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB        --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B and  --  Bonds rated "BB", "B" and "CCC" are regarded, on balance, as
CCC predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's")-- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest-rating within its generic category.

Aaa        --  Bonds rated "Aaa" are judged to be of the best  quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa         --  Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A          --  Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa        --  Bonds rated "Baa" are considered as medium grade obligations,
               i.e., they are neither highly protected nor poorly secured.
               Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba         --  Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes in this class.

B          --  Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

                 17 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
BOND RATINGS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Fitch Ratings ("Fitch") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

AA         --  Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is very strong.

A          --  Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB        --  Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR         --  Indicates that the bond is not rated by Standard & Poor's,
               Moody's or Fitch.

--------------------------------------------------------------------------------
SHORT-TERM SECURITY RATINGS (UNAUDITED)
--------------------------------------------------------------------------------

SP-1       --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1        --  Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safely regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

VMIG 1     --  Moody's highest rating for issues having demand feature -- VRDO.

P-1        --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
ABBREVIATIONS* (UNAUDITED)
--------------------------------------------------------------------------------

ACA        --  American Capital Assurance
AIG        --  American International Guaranty
AMBAC      --  Ambac Assurance Corporation
CONNIE     --  College Construction Loan
  LEE          Insurance Association
COP        --  Certificate of Participation
FGIC       --  Financial Guaranty Insurance
               Company
FHA        --  Federal Housing Administration
FHLMC      --  Federal Home Loan Mortgage
               Corporation
FNMA       --  Federal National Mortgage
               Association
FSA        --  Financial Security Assurance
GEMICO     --  General Electric Mortgage
               Insurance Company
GIC        --  Guaranteed Investment Contract
GNMA       --  Government National Mortgage
               Association
GO         --  General Obligation
HFA        --  Housing Finance Authority
IDA        --  Industrial Development Agency
IDR        --  Industrial Development Revenue
INFLOS     --  Inverse Floaters
LOC        --  Letter of Credit
MBIA       --  Municipal Bond Investors
               Assurance Corporation
MFH        --  Multi-Family Housing
PCFA       --  Pollution Control Financing
               Authority
PCR        --  Pollution Control Revenue
RIBS       --  Residual Interest Bonds
VRDD       --  Variable Rate Demand Note
VRWE       --  Variable Rate Wednesday
               Demand
XLCA       --  XLCapital Assurance

---------------
* Abbreviations may or may not appear in the schedule of investments.


                 18 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost-- $220,136,045)                     $ 231,823,286
  Cash                                                                  123,820
  Interest receivable                                                 5,191,184
  Receivable for securities sold                                        385,000
  Receivable for Fund shares sold                                        95,387
  Prepaid expenses                                                        4,300
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                      237,622,977
--------------------------------------------------------------------------------
LIABILITIES:
  Payable to broker-- variation margin                                  481,250
  Management fee payable                                                101,592
  Payable for Fund shares reacquired                                     29,459
  Distribution plan fees payable                                         24,383
  Accrued expenses                                                       74,478
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                     711,162
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $236,911,815
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                       $     18,014
  Capital paid in excess of par value                               233,210,668
  Undistributed net investment income                                   172,703
  Accumulated net realized loss from investment transactions and
    futures contracts                                                (6,320,561)
  Net unrealized appreciation of investments and futures contracts    9,830,991
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $236,911,815
================================================================================
SHARES OUTSTANDING:
  Class A                                                            13,213,717
  ------------------------------------------------------------------------------
  Class B                                                             3,266,727
  ------------------------------------------------------------------------------
  Class L                                                             1,533,106
  ------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                                         $13.16
  ------------------------------------------------------------------------------
  Class B *                                                              $13.13
  ------------------------------------------------------------------------------
  Class L *                                                              $13.13
  ------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
  Class A (net asset value plus 4.17% of net asset value per share)      $13.71
================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                       See Notes to Financial Statements.

                 19 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                        FOR THE YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                          $13,859,101
--------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 4)                                             1,197,817
  Distribution plan fees (Note 7)                                       713,220
  Transfer agency services (Note 7)                                      49,921
  Shareholder communications (Note 7)                                    37,004
  Audit and legal                                                        27,281
  Custody                                                                20,657
  Registration fees                                                      14,174
  Trustees' fees                                                          1,830
  Other                                                                   4,771
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                      2,066,675
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                11,792,426
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 5 AND 6):
  Realized Loss From:
    Investment transactions                                            (878,801)
    Futures contracts                                                (2,128,035)
--------------------------------------------------------------------------------
  NET REALIZED LOSS                                                  (3,006,836)
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
    Futures Contracts:
    Beginning of year                                                10,292,876
    End of year                                                       9,830,991
--------------------------------------------------------------------------------
  DECREASE IN NET UNREALIZED APPRECIATION                              (461,885)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS                        (3,468,721)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $ 8,323,705
================================================================================


                       See Notes to Financial Statements.

                 20 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                FOR THE YEARS ENDED MARCH 31,
--------------------------------------------------------------------------------

                                                      2004             2003
================================================================================
OPERATIONS:
  Net investment income                        $   11,792,426    $   12,294,800
  Net realized loss                                (3,006,836)       (2,274,196)
  Increase (decrease) in net unrealized
    appreciation                                     (461,885)        7,248,193
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS            8,323,705        17,268,797
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                           (11,957,571)      (12,093,772)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                 (11,957,571)      (12,093,772)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                 43,530,522        45,972,267
  Net asset value of shares issued for
    reinvestment of dividends                       4,379,778         4,953,617
  Cost of shares reacquired                       (47,334,136)      (49,610,782)
--------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                           576,164         1,315,102
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  (3,057,702)        6,490,127
NET ASSETS:
  Beginning of year                               239,969,517       233,479,390
--------------------------------------------------------------------------------
  END OF YEAR*                                   $236,911,815      $239,969,517
================================================================================
* Includes undistributed net investment income of:   $172,703          $342,421
================================================================================


                       See Notes to Financial Statements.

                 21 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Florida Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Trust consists of this Fund and eight other separate investment funds: Georgia, Limited Term, National, New York, Pennsylvania, New York Money Market, California Money Market and Massachusetts Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2004, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax

                 22 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Florida, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $40,594 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.


                 23 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

There is a maximum initial sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2004, CGM received sales charges of approximately $236,000 and $11,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended March 31, 2004, CDSCs paid to CGM were approximately:

                                                            CLASS B     CLASS L
================================================================================
CDSCs                                                       $59,000      $1,000
================================================================================


All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5. Investments

During the year ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $68,034,911
--------------------------------------------------------------------------------
Sales                                                                71,765,514
================================================================================

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $13,795,335
Gross unrealized depreciation                                        (2,179,119)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $11,616,216
================================================================================



                 24 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At March 31, 2004, the Fund had the following open futures contracts:

                      NUMBER OF                BASIS        MARKET        UNREALIZED
                      CONTRACTS   EXPIRATION   VALUE        VALUE         LOSS
======================================================================================
CONTRACTS TO SELL:
20 Year, 6.000%
  U.S. Treasury Bond     700         6/04      $77,987,500  $79,843,750   $(1,856,250)
======================================================================================

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                               CLASS A     CLASS B     CLASS L
================================================================================
Rule 12b-1 Distribution Plan Fees              $256,184    $316,976    $140,060
================================================================================


                 25 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

For the year ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Transfer Agency Service Expenses                $32,417     $12,234      $5,270
================================================================================


For the year ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                                CLASS A     CLASS B     CLASS L
================================================================================
Shareholder Communication Expenses              $23,462      $9,516      $4,026
================================================================================


8. Distributions Paid to Shareholders by Class

                                   YEAR ENDED                    YEAR ENDED
                                 MARCH 31, 2004                MARCH 31, 2003
================================================================================
NET INVESTMENT INCOME
Class A                           $ 8,774,091                   $ 8,689,550
Class B                             2,265,799                     2,512,386
Class L                               917,681                       891,836
--------------------------------------------------------------------------------
Total                             $11,957,571                   $12,093,772
================================================================================


9. Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                 YEAR ENDED                   YEAR ENDED
                               MARCH 31, 2004               MARCH 31, 2003
                         -------------------------    --------------------------
                            SHARES        AMOUNT         SHARES        AMOUNT
================================================================================
CLASS A
Shares sold               2,639,562   $ 35,169,828     2,349,032   $ 31,446,574
Shares issued
   on reinvestment          231,933      3,082,080       259,757      3,468,197
Shares reacquired        (2,177,397)   (29,002,185)   (2,646,431)   (35,343,749)
--------------------------------------------------------------------------------
Net Increase (Decrease)     694,098   $  9,249,723       (37,642)   $  (428,978)
================================================================================


                 26 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                 YEAR ENDED                    YEAR ENDED
                               MARCH 31, 2004                MARCH 31, 2003
                         -------------------------      ------------------------
                            SHARES        AMOUNT         SHARES        AMOUNT
================================================================================

CLASS B
Shares sold                 431,845    $ 5,756,592       750,719   $ 10,037,350
Shares issued
   on reinvestment           63,184        838,064        78,035      1,039,809
Shares reacquired        (1,204,568)   (15,992,117)     (856,835)   (11,407,392)
--------------------------------------------------------------------------------
Net Decrease               (709,539)  $ (9,397,461)      (28,081)   $  (330,233)
================================================================================

CLASS L
Shares sold                 196,005     $2,604,102       334,559   $  4,488,343
Shares issued
   on reinvestment           34,674        459,634        33,436        445,611
Shares reacquired          (176,549)    (2,339,834)     (214,363)    (2,859,641)
--------------------------------------------------------------------------------
Net Increase                 54,130      $ 723,902       153,632   $  2,074,313
================================================================================

10. Capital Loss Carryforward

At March 31, 2004, the Fund had, for Federal income tax purposes, approximately $2,227,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on March 31 of the year indicated:

                                                         2009           2012
================================================================================
Carryforward Amounts                                   $769,000     $1,458,000
================================================================================

In addition, the Fund had $5,787,290 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

11. Income Tax Information and Distributions to Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:

================================================================================
Undistributed tax-exempt income                                     $    92,151
--------------------------------------------------------------------------------
Accumulated capital losses                                           (2,226,975)
--------------------------------------------------------------------------------
Unrealized appreciation                                              11,616,216
================================================================================

At March 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to wash sale loss deferrals, mark to market of derivative contracts and the treatment of amortization of premiums and accretion of discounts.


                 27 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was:

                                                          2004          2003
================================================================================
Tax-exempt income                                     $11,957,571   $12,093,772
================================================================================

12.  Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.


                 28 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13.  Subsequent Event

Effective April 29, 2004, Class L shares were renamed as Class C shares.

                 29 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

CLASS A SHARES                                  2004(1)    2003(1)     2002(1)     2001(1)      2000(1)
========================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR            $13.36     $13.06      $13.34      $12.70       $13.70
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)                      0.68       0.71        0.71        0.69         0.69
  Net realized and unrealized gain (loss)(2)   (0.20)      0.29       (0.29)       0.65        (1.01)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.48       1.00        0.42        1.34        (0.32)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (0.68)     (0.70)      (0.70)      (0.70)       (0.68)
Total Distributions                            (0.68)     (0.70)      (0.70)      (0.70)       (0.68)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $13.16     $13.36      $13.06      $13.34       $12.70
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.69%      7.76%       3.15%      10.83%       (2.25)%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)              $174       $167        $164        $162         $151
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)                                   0.71%      0.72%       0.72%       0.73%        0.74%
  Net investment income(2)                      5.07       5.30        5.27        5.36         5.32
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           29%        45%         41%         27%          56%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.85%.

                 30 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

CLASS B SHARES                                  2004(1)    2003(1)     2002(1)     2001(1)      2000(1)
========================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR            $13.33     $13.04      $13.32      $12.70       $13.69
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)                      0.60       0.64        0.64        0.62         0.62
  Net realized and unrealized gain (loss)(2)   (0.18)      0.28       (0.29)       0.63        (1.00)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.42       0.92        0.35        1.25        (0.38)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (0.62)     (0.63)      (0.63)      (0.63)       (0.61)
--------------------------------------------------------------------------------------------------------
Total Distributions                            (0.62)     (0.63)      (0.63)      (0.63)       (0.61)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $13.13     $13.33      $13.04      $13.32       $12.70
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.19%      7.19%       2.67%      10.14%       (2.70)%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)               $43        $53         $52         $53          $59
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)                                   1.23%      1.24%       1.22%       1.25%        1.26%
  Net investment income(2)                      4.56       4.79        4.76        4.84         4.80
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           29%        45%         41%         27%          56%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.77%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.35%.

                 31 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

CLASS L SHARES                                  2004(1)    2003(1)     2002(1)     2001(1)      2000(1)
========================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR            $13.33     $13.04      $13.33      $12.70       $13.69
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(2)                      0.60       0.63        0.63        0.61         0.61
  Net realized and unrealized gain (loss)(2)   (0.19)      0.29       (0.29)       0.65        (1.00)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.41       0.92        0.34        1.26        (0.39)
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (0.61)     (0.63)      (0.63)      (0.63)       (0.60)
--------------------------------------------------------------------------------------------------------
Total Distributions                            (0.61)     (0.63)      (0.63)      (0.63)       (0.60)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $13.13     $13.33      $13.04      $13.33       $12.70
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    3.12%      7.14%       2.55%      10.16%       (2.78)%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)               $20        $20         $17         $14          $13
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)                                   1.27%      1.30%       1.28%       1.31%        1.32%
  Net investment income(2)                      4.51       4.73        4.72        4.78         4.74
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           29%        45%         41%         27%          56%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the change to net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.40%.

                 32 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SMITH BARNEY MUNI FUNDS:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Florida Portfolio ("Fund") of Smith Barney Muni Funds ("Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund of the Trust as of March 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

New York, New York
May 12, 2004

                 33 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Florida Portfolio ("Fund") are managed under the direction of the Smith Barney Muni Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citigroup Trust Bank, fsb. at 1-800-451-2010).

                                                                                         NUMBER OF
                                         TERM OF                                         PORTFOLIOS
                                         OFFICE* AND    PRINCIPAL                        IN FUND
                         POSITION(S)     LENGTH         OCCUPATION(S)                    COMPLEX           OTHER BOARD
NAME, ADDRESS            HELD WITH       OF TIME        DURING PAST                      OVERSEEN          MEMBERSHIPS
AND AGE                  FUND            SERVED         FIVE YEARS                       BY TRUSTEE        HELD BY TRUSTEE
==========================================================================================================================
NON-INTERESTED TRUSTEES:
Lee Abraham              Trustee         Since          Retired; Former Director         27                None
13732 LeHavre Drive                      1999           of Signet Group PLC
Frenchman's Creek
Palm Beach Gardens, FL
   33410
Age 76

Allan J. Bloostein       Trustee         Since          President of Allan J.            34                Taubman Realty
27 West 67th Street                      1999           Bloostein Associates, a                            Corp.
New York, NY 10023                                      consulting firm; Former
Age 74                                                  Director of CVS Corp.

Jane F. Dasher           Trustee         Since          Controller of PBK                27                None
Korsant Partners                         1999           Holdings Inc., a family
283 Greenwich Avenue                                    investment company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley          Trustee         Since          Retired                          19                None
3668 Freshwater Drive                    1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.   Trustee         Since          Retired; Former Head of          27                None
2751 Vermont Route 140                   1999           the New Atlanta Jewish
Poultney, VT 05764                                      Community High School
Age 62

Paul Hardin              Trustee         Since          Professor of Law and             34                None
12083 Morehead                           1994           Chancellor Emeritus
Chapel Hill, NC                                         at the University of
   27514-8426                                           North Carolina
Age 72

Roderick C. Rasmussen    Trustee         Since          Investment Counselor             27                None
9 Cadence Court                          1985
Morristown, NJ 07960
Age 77



                 34 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                         TERM OF                                         PORTFOLIOS
                                         OFFICE* AND    PRINCIPAL                        IN FUND
                         POSITION(S)     LENGTH         OCCUPATION(S)                    COMPLEX           OTHER BOARD
NAME, ADDRESS            HELD WITH       OF TIME        DURING PAST                      OVERSEEN          MEMBERSHIPS
AND AGE                  FUND            SERVED         FIVE YEARS                       BY TRUSTEE        HELD BY TRUSTEE
==========================================================================================================================
John P. Toolan           Trustee         Since          Retired                          27                John Hancock
13 Chadwell Place                        1985                                                              Funds
Morristown, NJ 07960
Age 73

INTERESTED TRUSTEE:
R. Jay Gerken, CFA**     Chairman,       Since          Managing Director of             221               None
Citigroup Asset          President       2002           Citigroup Global Markets
   Management            and Chief                      Inc. ("CGM"); Chairman,
   ("CAM")               Executive                      President and Chief
399 Park Avenue          Officer                        Executive Officer of Smith
4th Floor                                               Barney Fund Management
New York, NY10022                                       LLC ("SBFM"),Travelers
Age 52                                                  Investment Adviser, Inc.
                                                        ("TIA") and Citi Fund
                                                        Management Inc. ("CFM");
                                                        President and Chief
                                                        Executive Officer of certain
                                                        mutual funds associated
                                                        with Citigroup Inc.
                                                        ("Citigroup); Formerly,
                                                        Portfolio Manager of
                                                        Smith Barney Allocation
                                                        Series Inc. (from 1996 to
                                                        2001) and Smith Barney
                                                        Growth and Income Fund
                                                        (from 1996 to 2000)

OFFICERS:
Andrew B. Shoup          Senior Vice     Since          Director of CAM; Senior          N/A               N/A
CAM                      President       2003           Vice President and Chief
125 Broad Street         and Chief                      Administrative Officer of
11th Floor               Administrative                 mutual funds associated
New York, NY 10004       Officer                        with Citigroup; Treasurer
Age 47                                                  of certain mutual funds
                                                        associated with Citigroup;
                                                        Head of International
                                                        Funds Administration of
                                                        CAM (from 2001 to 2003);
                                                        Director of Global Funds
                                                        Administration of CAM
                                                        (from 2000 to 2001);
                                                        Head of U.S. Citibank
                                                        Funds Administration of
                                                        CAM (from 1998 to 2000)


                 35 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                         TERM OF                                         PORTFOLIOS
                                         OFFICE* AND    PRINCIPAL                        IN FUND
                         POSITION(S)     LENGTH         OCCUPATION(S)                    COMPLEX           OTHER BOARD
NAME, ADDRESS            HELD WITH       OF TIME        DURING PAST                      OVERSEEN          MEMBERSHIPS
AND AGE                  FUND            SERVED         FIVE YEARS                       BY TRUSTEE        HELD BY TRUSTEE
==========================================================================================================================

Richard L. Peteka        Chief           Since          Director of CGM; Chief           N/A               N/A
CAM                      Financial       2002           Financial Officer and
125 Broad Street         Officer and                    Treasurer of certain
11th Floor               Treasurer                      mutual funds associated
New York, NY 10004                                      with Citigroup; Director
Age 42                                                  and Head of Internal
                                                        Control for CAM U.S.
                                                        Mutual Fund
                                                        Administration (from
                                                        1999 to 2002); Vice
                                                        President, Head of Mutual
                                                        Fund Administration and
                                                        Treasurer at Oppenheimer
                                                        Capital (from 1996
                                                        to 1999)

Peter M. Coffey          Vice            Since          Managing Director of             N/A               N/A
CAM                      President       1987           CGM; Investment Officer
399 Park Avenue          and                            of SBFM
4th Floor                Investment
New York, NY 10022       Officer
Age 58

Andrew Beagley           Chief           Since          Director of CGM(since            N/A               N/A
CAM                      Anti-Money      2002           2000); Director of
399 Park Avenue          Laundering                     Compliance, North
4th Floor                Compliance                     America, CAM (since
New York, NY 10022       Officer                        2000); Chief Anti-Money
Age 40                                                  Laundering Compliance
                                                        Officer and Vice President
                                                        of certain mutual funds
                                                        associated with Citigroup;
                                                        Director of Compliance,
                                                        Europe, the Middle East
                                                        and Africa, CAM (from
                                                        1999 to 2000);
                                                        Compliance Officer,
                                                        Salomon Brothers Asset
                                                        Management Limited,
                                                        Smith Barney Global
                                                        Capital Management
                                                        Inc., Salomon Brothers
                                                        Asset Management Asia
                                                        Pacific Limited (from
                                                        1997 to 1999)


                 36 SMITH BARNEY MUNI FUNDS | 2004 Annual Report


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                          TERM OF                                         PORTFOLIOS
                                          OFFICE* AND    PRINCIPAL                        IN FUND
                          POSITION(S)     LENGTH         OCCUPATION(S)                    COMPLEX           OTHER BOARD
NAME, ADDRESS             HELD WITH       OF TIME        DURING PAST                      OVERSEEN          MEMBERSHIPS
AND AGE                   FUND            SERVED         FIVE YEARS                       BY TRUSTEE        HELD BY TRUSTEE
===========================================================================================================================

Kaprel Ozsolak            Controller      Since          Vice President of CGM;           N/A               N/A
CAM                                       2002           Controller of certain
125 Broad Street                                         mutual funds associated
11th Floor                                               with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel         Secretary       Since          Managing Director and            N/A               N/A
CAM                       and Chief       2003           General Counsel of
300 First Stamford Place  Legal                          Global Mutual Funds for
4th Floor                 Officer                        CAM and its predecessor
Stamford, CT 06902                                       (since 1994); Secretary
Age 48                                                   of CFM (from 2001 to
                                                         2004); Secretary and
                                                         Chief Legal Officer of
                                                         mutual funds associated
                                                         with Citigroup


---------------

* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.

** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


                 37 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

For the year ended March 31, 2004, 100% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax and Florida state income tax purposes.








                 38 SMITH BARNEY MUNI FUNDS | 2004 Annual Report

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

                                  SMITH BARNEY
                                   MUNI FUNDS

   TRUSTEES
   Lee Abraham
   Allan J. Bloostein
   Jane F. Dasher
   Donald R. Foley
   R. Jay Gerken, CFA
     Chairman
   Richard E. Hanson, Jr.
   Paul Hardin
   Roderick C. Rasmussen
   John P. Toolan

   OFFICERS
   R. Jay Gerken, CFA
   President and
   Chief Executive Officer

   Andrew B. Shoup
   Senior Vice President and
   Chief Administrative Officer

   Richard L. Peteka
   Chief Financial Officer
   and Treasurer

   Peter M. Coffey
   Vice President and Investment Officer

   Andrew Beagley
   Chief Anti-Money Laundering Compliance Officer

   Kaprel Ozsolak
   Controller

   Robert I. Frenkel
   Secretary and
   Chief Legal Officer

   INVESTMENT MANAGER
   Smith Barney Fund
     Management LLC

   DISTRIBUTOR
   Citigroup Global Markets Inc.

   CUSTODIAN
   State Street Bank and
     Trust Company

   TRANSFER AGENT
   Citicorp Trust Bank, fsb.
   125 Broad Street, 11th Floor
   New York, New York 10004

   SUB-TRANSFER AGENT
   PFPC Inc.
   P.O. Box 9699
   Providence, Rhode Island
   02940-9699

SMITH BARNEY MUNI FUNDS
--------------------------------------------------------------------------------

FLORIDA PORTFOLIO

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- Florida Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MUNI FUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WWW.SMITHBARNEYMUTUALFUNDS.COM

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's website at www.sec.gov.

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD2298 5/04                                                             04-6644

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit Fees for Smith Barney Muni Funds were $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

          (b) Audit-Related Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

          (c) Tax Fees for Smith Barney Muni Funds were $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds.

          (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

          (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit

               Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

          (f)  N/A

          (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

          (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:       /s/ R. Jay Gerken
          R. Jay Gerken
          Chief Executive Officer of
          Smith Barney Muni Funds

Date:     June 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ R. Jay Gerken
          R. Jay Gerken
          Chief Executive Officer of
          Smith Barney Muni Funds

Date:     June 7, 2004


By:       /s/ Richard L. Peteka
          Richard L. Peteka
          Chief Financial Officer of
          Smith Barney Muni Funds

Date:     June 7, 2004